EXCHANGE DIFFERENCE (Tables)	12 Months Ended
Dec. 31, 2024
EXCHANGE DIFFERENCE
Schedule of exchange differences

	01.01.2024	01.01.2023	01.01.2022
Description	12.31.2024	12.31.2023	12.31.2022
	ThCh$	ThCh$	ThCh$
Generated by suppliers	(6,022,628)	(26,366,916)	(11,285,363)
Generated by financial assets	(1,067,456)	12,348,172	5,404,210
Generated by financial liabilities	206,889	(3,310,906)	(5,132,722)
Other	(523,509)	113,520	(593,853)
Total	(7,406,704)	(17,216,130)	(11,607,728)